Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Loans
Gross loans	SFr 287,006	SFr 289,093	SFr 293,064
of which held at amortized cost	277,907	279,548	282,821
of which held at fair value	9,099	9,545	10,243
Net (unearned income)/deferred expenses	(73)	(81)	(81)
Allowance for credit losses	(1,360)	(1,330)	(1,297)	SFr (1,412)	SFr (1,527)	SFr (1,536)
Net loans	285,573	287,682	291,686
Non-performing loans	1,649	1,819	1,666
Non-interest-earning loans	345	378	298
Non-accrual loans	1,994	2,197	1,964	2,279		2,041
Restructured loans	571	384	367
Potential problem loans	516	451	436
Total other impaired loans	1,087	835	803
Gross impaired loans	3,081	3,032	2,767
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	152	184	130
Switzerland
Loans
Gross loans	168,354	169,454	167,957
Foreign
Loans
Gross loans	118,652	119,639	125,107
Corporate and institutional
Loans
Gross loans	126,446	125,868	126,203
of which held at amortized cost	117,459		116,155
Allowance for credit losses	(977)	(961)	(940)	(1,067)	(1,198)	(1,218)
Non-accrual loans	1,053		925	1,166		1,317
Corporate and institutional | Real estate
Loans
Gross loans	27,253	28,556	28,529
of which held at amortized cost	26,705		27,805
Non-accrual loans	143		167	293		324
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	68,769	68,432	69,129
of which held at amortized cost	65,133		66,147
Non-accrual loans	707		698	790		925
Corporate and institutional | Financial institutions
Loans
Gross loans	26,893	25,733	25,222
of which held at amortized cost	23,783		20,916
Non-accrual loans	192		41	63		68
Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,531	3,147	3,323
of which held at amortized cost	1,838		1,287
Non-accrual loans	11		19	20		0
Consumer
Loans
Gross loans	160,560	163,225	166,861
of which held at amortized cost	160,448		166,666
Allowance for credit losses	(383)	(369)	(357)	(345)	SFr (329)	(318)
Non-accrual loans	941		1,039	1,113		724
Consumer | Mortgages
Loans
Gross loans	109,483	110,166	110,533
of which held at amortized cost	109,483		110,533
Non-accrual loans	503		572	615		418
Consumer | Loans collateralized by securities
Loans
Gross loans	45,658	47,828	51,253
of which held at amortized cost	45,658		51,253
Non-accrual loans	238		262	298		105
Consumer | Consumer finance
Loans
Gross loans	5,419	SFr 5,231	5,075
of which held at amortized cost	5,307		4,880
Non-accrual loans	200		205	200		201
Bank
Loans
Gross loans	295,437		301,735
of which held at amortized cost	286,338		291,492
of which held at fair value	9,099		10,243
Net (unearned income)/deferred expenses	(73)		(81)
Allowance for credit losses	(1,359)		(1,296)	(1,411)		(1,535)
Net loans	294,005		300,358
Non-performing loans	1,649		1,666
Non-interest-earning loans	334		286
Non-accrual loans	1,983		1,952	2,267		2,029
Restructured loans	571		367
Potential problem loans	516		436
Total other impaired loans	1,087		803
Gross impaired loans	3,070		2,755
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	152		130
Bank | Switzerland
Loans
Gross loans	176,055		175,903
Bank | Foreign
Loans
Gross loans	119,382		125,832
Bank | Corporate and institutional
Loans
Gross loans	134,877		134,874
of which held at amortized cost	117,448		116,143
Allowance for credit losses	(976)		(939)	(1,066)		(1,217)
Non-accrual loans	1,042		913	1,154		1,305
Bank | Corporate and institutional | Real estate
Loans
Gross loans	27,253		28,529
of which held at amortized cost	26,705		27,805
Non-accrual loans	143		167	293		324
Bank | Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	69,424		69,756
of which held at amortized cost	65,122		66,135
Non-accrual loans	696		686	778		913
Bank | Corporate and institutional | Financial institutions
Loans
Gross loans	34,669		33,266
of which held at amortized cost	23,783		20,916
Non-accrual loans	192		41	63		68
Bank | Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,531		3,323
of which held at amortized cost	1,838		1,287
Non-accrual loans	11		19	20		0
Bank | Consumer
Loans
Gross loans	160,560		166,861
of which held at amortized cost	160,448		166,666
Allowance for credit losses	(383)		(357)	(345)		(318)
Non-accrual loans	941		1,039	1,113		724
Bank | Consumer | Mortgages
Loans
Gross loans	109,483		110,533
of which held at amortized cost	109,483		110,533
Non-accrual loans	503		572	615		418
Bank | Consumer | Loans collateralized by securities
Loans
Gross loans	45,658		51,253
of which held at amortized cost	45,658		51,253
Non-accrual loans	238		262	298		105
Bank | Consumer | Consumer finance
Loans
Gross loans	5,419		5,075
of which held at amortized cost	5,307		4,880
Non-accrual loans	SFr 200		SFr 205	SFr 200		SFr 201